LIABILITY TO CUSTOMERS	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 8 - LIABILITY TO CUSTOMERS

As at March 31, 2018, the Company had a liability to customers trading on the Company’s currency platform in the amount of $325,758 (December 31, 2017 – $297,309). This amount is offset by an equal amount due to the Company from the trading platform. (Note 5)